Disclosure - Prepaid Expenses and Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government departments	$ 12,318	$ 16,494
Employees	426	619
Prepaid expenses and advances to suppliers	25,161	26,597
Restricted deposits	408	11
Related Parties	197	273
Receivables in respect of an embedded derivative transaction	354
Other	1,533	910
Total	$ 40,397	$ 44,904